Disclosure of fair value measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Cash and cash equivalents	$ 515,497	$ 356,499	$ 146,864
Non-hedge derivative assets	6,628	2,841	3,397
Prepayment option - embedded derivative	3,664	3,980	4,430
Investments at FVTPL	15,159	22,255	13,700
Other financial liabilities	31,196	47,561	41,838
Embedded derivatives	7,201	1,533	86
Warrant liabilities	0	6,961	7,588
Option liabilities	0	732	570
Non-hedge derivative liabilities	2,634	16,140	10,682
Fair value [Member]
Statements [Line Items]
Cash and cash equivalents	515,497	356,499	146,864
Restricted cash	3,738	206	17,148
Trade and other receivables	126,311	159,626	128,983
Non-hedge derivative assets	6,628	2,841	3,397
Prepayment option - embedded derivative	3,664	3,980	4,430
Investments at FVTPL	15,159	22,255	13,700
Total financial assets	670,997	545,407	314,522
Trade and other payables	164,628	192,448	163,027
Finance leases	74,235	84,573	12,932
Other financial liabilities	17,425	19,625	17,231
Senior unsecured notes	988,294	1,082,740	1,040,178
Equipment finance facility	0	0	50,267
Senior secured revolving credit facilities	0	0	202,075
Unamortized transaction costs	(8,276)	(8,328)	(6,752)
Embedded derivatives	7,201	1,533	86
Warrant liabilities	0	6,961	7,588
Option liabilities	0	732	570
Non-hedge derivative liabilities	2,634	16,140	10,682
Total financial liabilities	1,246,141	1,396,424	1,497,884
Net financial assets (liabilities)	(575,144)	(851,017)	(1,183,362)
Carrying Amounts [Member]
Statements [Line Items]
Cash and cash equivalents	515,497	356,499	146,864
Restricted cash	3,738	206	17,148
Trade and other receivables	126,311	159,626	128,983
Non-hedge derivative assets	6,628	2,841	3,397
Prepayment option - embedded derivative	3,664	3,980	4,430
Investments at FVTPL	15,159	22,255	13,700
Total financial assets	670,997	545,407	314,522
Trade and other payables	164,628	192,448	163,027
Finance leases	74,235	84,573	12,932
Other financial liabilities	21,361	22,568	22,998
Senior unsecured notes	992,970	991,883	991,004
Equipment finance facility	0	0	50,267
Senior secured revolving credit facilities	0	0	202,075
Unamortized transaction costs	(8,276)	(8,328)	(6,752)
Embedded derivatives	7,201	1,533	86
Warrant liabilities	0	6,961	7,588
Option liabilities	0	732	570
Non-hedge derivative liabilities	2,634	16,140	10,682
Total financial liabilities	1,254,753	1,308,510	1,454,477
Net financial assets (liabilities)	$ (583,756)	$ (763,103)	$ (1,139,955)